Significant Accounting Policies (Details) - Furniture and fixtures [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation at declining balance rates	20.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation at declining balance rates	30.00%